Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Operating activities
Profit before income tax from continuing operations	$ 62,829,909	$ 3,100	$ 115,333,645	$ 134,269,499
Loss before income tax from discontinued operations	0	0	0	(8,524,516)
Profit before income tax	62,829,909	3,100	115,333,645	125,744,983
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets	143,697,887	7,090	133,818,176	140,353,169
Amortization of intangible and other assets	20,430,474	1,008	17,967,888	18,280,617
Equity interest in net result of associated companies	5,179,112	256	5,371,824	1,811,432
Loss (gain) on sale of property, plant and equipment	264,769	13	(5,055,264)	935,644
Net period cost of labor obligations	18,232,542	900	16,971,936	15,979,152
Foreign currency exchange loss (income), net	69,721,961	3,439	(16,175,776)	(20,008,610)
Interest income	(9,008,220)	(444)	(9,628,340)	(4,823,579)
Interest expense	56,019,754	2,764	44,545,241	41,258,803
Employee profit sharing	3,721,782	184	3,938,274	3,637,813
Valuation of derivative financial instruments, capitalized interest expense and other, net	(3,672,093)	(181)	4,623,029	17,072,520
Gain on net monetary positions	(27,387,169)	(1,351)	(9,321,480)	(11,538,061)
Gain on sale of subsidiary	0	0	0	(3,405,014)
Loss on deconsolidation of subsidiary	0	0	0	9,390,641
Impairment to notes receivable from joint venture	4,594,792	227	12,184,562	0
Impairment of joint venture	0	0	4,677,782	0
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other	(4,160,268)	(206)	(19,201,698)	(6,803,202)
Prepaid expenses	2,252,754	111	(6,154,082)	(2,527,168)
Related parties	(3,388,829)	(167)	758,301	1,884,945
Inventories	(3,055,411)	(151)	2,832,978	(1,183,883)
Other assets	(8,825,833)	(435)	(1,564,370)	(1,321,813)
Employee benefits	(27,271,158)	(1,346)	(13,090,945)	(25,723,517)
Accounts payable and accrued liabilities	(15,450,565)	(762)	10,098,156	(10,291,588)
Financial instruments and other	0	0	0	(2,353,920)
Deferred revenues	2,738,688	135	3,062,445	2,430,434
Employee profit sharing paid	(3,524,357)	(174)	(3,316,540)	(2,935,880)
Interest received	3,489,600	172	4,882,509	2,652,195
Income taxes paid	(48,089,000)	(2,374)	(49,466,056)	(62,015,057)
Cash flows from discontinued operating	0	0	0	(1,214,025)
Net cash flows provided by continuing operating activities	239,341,121	11,808	248,092,195	225,287,031
Investing activities
Purchase of property, plant and equipment	(113,083,319)	(5,579)	(131,101,509)	(146,192,426)
Acquisition of intangibles	(17,751,708)	(876)	(25,237,297)	(11,661,530)
Dividends received	2,779,138	137	4,590,313	5,426,370
Proceeds from sale of property, plant and equipment	395,232	20	7,042,757	3,795,740
Acquisition of business, net of cash acquired	493,714	24	0	(18,525,639)
Contractual earn-out from business combination	893,754	44	3,468,655	2,298,532
Financial instruments, net	(2,111,926)	(104)	(9,420,419)	0
Partial sale of shares of associated company	0	0	0	6,329
Investments in associate companies	(72,513)	(4)	(459,750)	(1,043,954)
Proceeds from the sale of businesses	0	0	0	5,791,488
Acquisition of short-term investments	(10,983,052)	(542)	(10,061,353)	0
Sale of short-term investments	15,702,126	775	10,482,150	9,690,285
Acquisition of notes from joint venture	(5,497,250)	(271)	(14,292,963)	0
Cash flows from discontinued investing	0	0	0	(1,944,235)
Net cash flows used in investing activities	(129,235,804)	(6,376)	(164,989,416)	(152,359,040)
Financing activities
Loans obtained	262,041,021	12,929	249,380,436	188,414,369
Repayment of loans	(232,731,277)	(11,483)	(214,735,610)	(145,340,377)
Payment of liability related to right-of-use of assets	(45,285,610)	(2,234)	(39,498,197)	(33,823,287)
Interest paid	(31,082,117)	(1,534)	(29,031,855)	(26,882,181)
Repurchase of shares	(22,746,633)	(1,122)	(14,331,361)	(26,143,162)
Dividends paid	(31,007,121)	(1,530)	(30,466,636)	(29,534,053)
Acquisition of non-controlling interests	(2,310,084)	(114)	(6,263,945)	(39,596)
Net cash flows used in financing activities	(103,121,821)	(5,088)	(84,947,168)	(73,348,287)
Net increase (decrease) in cash and cash equivalents	6,983,496	344	(1,844,389)	(420,296)
Adjustment to cash flows due to exchange rate fluctuations, net	3,070,829	152	(5,258,787)	(4,558,646)
Cash and cash equivalents at beginning of the year	26,597,773	1,312	33,700,949	38,679,891
Cash and cash equivalents at end of the year	$ 36,652,098	$ 1,808	$ 26,597,773	$ 33,700,949